Restricted cash and cash and bank balances (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Restricted cash and cash and bank balances
Restricted cash	¥ 1,547
Cash and cash equivalents
Cash at banks	12,138	¥ 35,685
Time deposit		3,000
Cash on hand	23	604
Total	¥ 12,161	¥ 39,289	¥ 44,384